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                                              FORETHOUGHT LIFE INSURANCE COMPANY

March 25, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

RE:  Forethought Life Insurance Company
     Separate Account A ("Registrant")
     Pre-Effective Amendment No. 1
     File No. 333-193535

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions concerning this filing, please call me at 860-325-1538.

Very truly yours,

/s/ Sarah M. Patterson
------------------------------
Sarah M. Patterson
Vice President and Assistant
General Counsel

Enclosure